FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in Estimated Fair Value Recognized in Results of Operations	$ 1,262,329	$ 621,159
Revenue [Member]
Change in Estimated Fair Value Recognized in Results of Operations	$ 1,262,329	$ 621,159
Expenses [Member]
Change in Estimated Fair Value Recognized in Results of Operations